Dividends (Tables)	12 Months Ended
Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
Summary of Dividends Declared by Board of directors

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2017, 2016 and 2015:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
August 2, 2017	$0.220	September 29, 2017	$31,736	October 23, 2017
May 9, 2017	$0.220	June 30, 2017	$31,981	July 14, 2017
February 1, 2017	$0.220	March 31, 2017	$32,223	April 14, 2017
November 8, 2016	$0.195	December 30, 2016	$28,606	January 13, 2017

July 26, 2016	$0.195	September 30, 2016	$28,693	October 21, 2016
May 4, 2016	$0.195	June 30, 2016	$28,836	July 15, 2016
February 2, 2016	$0.195	March 31, 2016	$29,206	April 15, 2016
November 10, 2015	$0.170	December 31, 2015	$25,565	January 15, 2016

July 29, 2015	$0.170	September 30, 2015	$25,697	October 16, 2015
April 29, 2015	$0.170	June 30, 2015	$26,127	July 17, 2015
January 27, 2015	$0.170	March 31, 2015	$26,286	April 16, 2015
November 4, 2014	$0.155	December 31, 2014	$24,086	January 16, 2015